Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net [Abstract]
Property and equipment, net

7    Property and equipment, net

The components of property and equipment, net was as follows:

	As of December 31,
	2022	2021
Computers	387,267	269,279
Office equipment	90,111	96,808
Furniture and fixtures	194,715	77,212
Leasehold improvements	2,668	2,956
Servers	12,671,736	12,671,736
Total	13,346,497	13,117,991
Less: Accumulated depreciation and amortization	(8,722,333)	(4,384,968)
Capital work in progress	34,415	—
Total	4,658,579	8,733,023

Depreciation and amortization expense relating to property and equipment amounted to $4,364,448, and $4,359,803 for the years ended December 31, 2022 and 2021 respectively.